RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2025
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

33.RELATED PARTY DISCLOSURES

Save as the amounts due to related parties disclosed in Note 18, the related party transactions are detailed as below:

(A)Related party transactions

During the years ended December 31, 2023, 2024 and 2025, the Group has entered into the following transactions with related parties:

Purchase of goods/services from related parties

Relationship	Nature of transaction	2023	2024	2025
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Purchase of condiment products and instant hot pot products	13,712	16,576	19,052

The Group is licensed by Sichuan Haidilao Catering Co., Ltd., a company controlled by the Controlling Shareholders, to use the trademark on a royalty-free basis.

The Group owns the proprietary rights to the formulas of Super Hi Customized Products (the “Condiments Formulae”) in regions other than Chinese Mainland, Hong Kong, Macau and Taiwan regions and licenses the Condiments Formulae to Yihai International Holding Ltd. and its subsidiaries (companies controlled by the Controlling Shareholders) and its contracted manufacturers to use for production on a royalty-free basis.

Disposal of a subsidiary

Relationship	Nature of transaction	2023	2024	2025
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Disposal of a subsidiary	605	—	—

On October 31, 2023, the Group disposed all its equity interest in a wholly owned subsidiary, JAPAN HAI Co., Ltd to Newpai for a cash consideration of JPY2.6 billion (equivalent to USD17.4 million). Details of assets and liabilities disposed of, and the calculation of the loss on disposal are disclosed in Note 37.

(B)Remuneration of key management personnel of the Group

	2023	2024	2025
	USD’000	USD’000	USD’000
Directors’ fee	180	215	253
Short-term employee benefits	1,324	1,554	2,295
Performance related bonuses	1,464	1,616	1,310
Retirement benefit scheme contributions	74	96	80
	3,042	3,481	3,938